Cover	Aug. 16, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2023
Entity File Number	001-41246
Entity Registrant Name	LatAmGrowth SPAC
Entity Central Index Key	0001868269
Entity Tax Identification Number	98-1605340
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Pedregal 24
Entity Address, Address Line Two	8th Floor
Entity Address, Address Line Three	Molino del Rey
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
Entity Address, Postal Zip Code	11000
City Area Code	+52
Local Phone Number	55 9178 9015
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	LATGU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	LATG
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	LATGW
Security Exchange Name	NASDAQ